Activities of the Company (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Significant Investments in Subsidiaries
As of December 31, 2019 and 2018 the most significant subsidiaries which the Company controls are:

Company	Activity	Country	Ownership percentage 2019	Ownership percentage 2018
Propimex, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%
Controladora Interamericana de Bebidas, S. de R.L. de C.V.	Holding	Mexico	100.00%	100.00%
Spal Industria Brasileira de Bebidas, S.A.	Manufacturing and distribution	Brazil	96.06%	96.06%
Distribuidora y Manufacturera del Valle de México, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%
Servicios Refresqueros del Golfo y Bajío, S. de R.L. de C.V.	Manufacturing and distribution	Mexico	100.00%	100.00%